Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Income
Net income	$ 1,045	$ 1,009
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustment	(270)	629
Unrealized gains (losses) on net investment hedges	38	(97)
Cash flow hedges - reclassification adjustment for gains included in income	(2)	(2)
Cash flow hedges
Unrealized losses on available-for-sale investment	0	(1)
Net change in unrecognized pension and post-retirement benefit obligation	(39)	24
Other comprehensive (loss) income	(273)	553
Comprehensive income	772	1,562
Comprehensive income attributable to non-controlling interest	1	1
Comprehensive Income of Emera Incorporated	$ 771	$ 1,561